Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Nuveen Maryland Quality Municipal Income Fund

333 West Wacker Drive

Chicago, Illinois 60606

under the

Investment Company Act of 1940

Investment Company Act File No. 811-07486

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Titles of the class of securities of Nuveen Maryland Quality Municipal Income Fund (the “Fund”) to be redeemed:

Variable Rate MuniFund Term Preferred Shares, Series 2019, Liquidation Preference $100,000.00 per share (CUSIP # 67061Q 867);

(2)	Date on which the securities are expected to be called or redeemed:

Variable Rate MuniFund Term Preferred Shares

Series	Date
Series 2019	On or about December 4, 2018

The Fund intends to redeem a portion of the outstanding Variable Rate MuniFund Term Preferred Shares, Series 2019 on the date set forth above. This redemption may be effected on one or more different dates, due to market conditions or otherwise as determined by the Board of Trustees of the Fund.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Variable Rate MuniFund Term Preferred Shares are to be redeemed pursuant to Section 2.5(c) of the Second Statement Establishing and Fixing the Rights and Preferences of Variable Rate MuniFund Term Preferred Shares of the Fund.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem the outstanding preferred shares, as set forth below:

Variable Rate MuniFund Term Preferred Shares

Series	Number of Shares
Series 2019	150

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 2nd day of November, 2018.

NUVEEN MARYLAND QUALITY MUNICIPAL INCOME FUND

By:	/s/ Mark L. Winget
Name:	Mark L. Winget
Title:	Vice President and Assistant Secretary